CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Losses [Member]	Participation Interest [Member]
BEGINNING BALANCE at Dec. 31, 2019	$ 1,158,659	$ 24	$ 7	$ 1,655,602	$ 269	$ (764,534)	$ 267,291
BEGINNING BALANCE (in shares) at Dec. 31, 2019		241,818,016	72,511,760
Net loss for the period	(331,562)	$ 0	$ 0	0	0	(260,135)	(71,427)
Foreign currency translation adjustments	16,789	0	0	0	12,929	0	3,860
Shares issued, net of offering expenses	498,948	$ 13	$ 0	498,935	0	0	0
Shares issued, net of offering expenses, shares		128,534,684	0
Change in Participation Interest resulted from Private Placements	0	$ 0	$ 0	(20,310)	0	0	20,310
ENDING BALANCE at Sep. 30, 2020	1,342,834	$ 37	$ 7	2,134,227	13,198	(1,024,669)	220,034
ENDING BALANCE (in shares) at Sep. 30, 2020		370,352,700	72,511,760
BEGINNING BALANCE at Dec. 31, 2020	1,267,723	$ 37	$ 7	2,134,227	11,876	(1,086,160)	207,736
BEGINNING BALANCE (in shares) at Dec. 31, 2020		370,352,700	72,511,760
Net loss for the period	(237,494)	$ 0	$ 0	0	0	(198,609)	(38,885)
Foreign currency translation adjustments	(15,743)	0	0	0	(13,166)	0	(2,577)
ENDING BALANCE at Sep. 30, 2021	$ 1,014,486	$ 37	$ 7	$ 2,134,227	$ (1,290)	$ (1,284,769)	$ 166,274
ENDING BALANCE (in shares) at Sep. 30, 2021		370,352,700	72,511,760